[LETTERHEAD OF SIMPSON THACHER & BARTLETT LLP]
September 29, 2009
VIA COURIER AND EDGAR

Re:	Doral Financial Corporation Amendment No. 1 to Registration Statement on Form S-4 File No. 333-161546
Matt McNair, Esq.
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Mailstop 7010
Washington, D.C. 20549
Dear Mr. McNair:
     On behalf of Doral Financial Corporation (the “Company”), we hereby transmit via EDGAR for filing with the Securities and Exchange Commission the above-referenced amendment (the “Amendment”) to the above-referenced registration statement (the “Registration Statement”), marked to show changes from the Registration Statement as filed on August 26, 2009. The Registration Statement has been revised in response to the Staff’s comments and to reflect certain other changes.
     Furthermore, we are providing the following responses to your comment letter, dated September 18, 2009, regarding the Registration Statement. To assist your review, we have set forth the text of the Staff’s comments in italics below. Please note that all references to page numbers in our responses refer to the page numbers of the Amendment. The responses and information described below are based upon information provided to us by the Company.
General
1.	Please confirm that you will file a Schedule TO-I in connection with this tender offer as soon as practicable on the date of commencement. Refer to Rule 13e-4(c)(2).

The Company advises the Staff that it intends to file a Schedule TO-I in connection with the exchange offer on or immediately prior to the date of commencement.

2.	Please file the legality and tax opinions as exhibits to your next amendment or tell us when you plan to file them.

Securities and Exchange Commission	-2-	September 29, 2009
The Company has filed as exhibits to the Amendment the opinion as to the validity of the common stock being registered, the tax opinion as to certain United States tax matters, and the tax opinion as to certain Puerto Rico tax matters.

3.	Please provide in the forepart of the prospectus a statement as to whether any federal or other regulatory requirements must be complied with or approval must be obtained in connection with the transaction and, if so, the status of such compliance or approval. Refer to Item 3(i) of Form S-4.

In response to the Staff’s comment, the Company has revised its disclosure on page 13.

4.	We note that certain information has been left blank throughout the prospectus, including, for example, certain terms of the offering. Please revise to include this information in your next amendment or tell us when you intend to do so.

The Company respectfully advises the Staff that it will include the information left blank in the prospectus, including certain terms of the exchange offer, in a subsequent pre-effective amendment to the Registration Statement.
Fee Table
5.	Please revise the reference to “any and all” in footnote (1) to the fee table since you are conducting a partial offer.

In response to the Staff’s comment, the Company has revised its disclosure in footnote (1) to the fee table.
Questions and answers about the exchange offer, page 4
Under what circumstances can the exchange offer be extended . . . page 7
6.	We note that you reserve the right to terminate the exchange offer, “including if any condition to the exchange offer is not met.” Please confirm for us that you do not intend to terminate the offer for any reason other than those expressed in the conditions section.

In response to the Staff’s comment, the Company has revised its disclosure on page 7 and confirms that it does not intend to terminate the offer for any reason other than those expressed in the conditions section.
What is the impact of the exchange offer to the Company’s earning . . . page 10
7.	We note your use of the measure “tangible common shareholders equity” in your disclosure on page 10, as well as in various other locations in this filing. We also note your use of the “Tier 1 Common” ratio on page 40. Both “tangible common shareholders equity” and “Tier 1 Common” appear to be non-GAAP measures because they are not required by GAAP, Commission Rules, or banking regulatory requirements. Therefore, please revise to provide the disclosures required by Item 10(e) of Regulation S-K for each measure as applicable.

Securities and Exchange Commission	-3-	September 29, 2009
In response to the Staff’s comment has revised its disclosure on pages 10, 40 and 41.
Summary, page 12
8.	Please confirm, if true, that this section summarizes the material information related to the exchange offer and consent solicitation, and revise the preamble to reflect this fact.

The Company confirms that this section summarizes the material information related to the exchange offer and the consent solicitation. In response to the Staff’s comment, the Company has revised its disclosure on page 12.
Summary of terms . . . page 15
Proration, page 15
9.	We note that any convertible preferred stock not accepted for exchange as a result of proration will be returned promptly after the final proration is determined.

Please revise to state that securities not accepted will be returned promptly after the expiration or termination date. Refer to Rule 14e-1(c). Similarly, please revise the reference to “as promptly as practicable after the expiration date” on page 243 under “General” and “as soon as practicable” on page 250 under “Determination of Validity.”

In response to the Staff’s comment, the Company has revised its disclosure on pages 15, 247, 249 and 254.
Risk factors, page 21
10.	The purpose of the risk factors section is to discuss the most significant factors that make investment in the company speculative or risky. It is not intended to be a place for the company to offer assurances or to state its inability to offer assurances. However, you make several references to the company’s inability to offer assurances as to certain aspects of the offering. Instead of stating the company’s inability to offer assurances, please revise the disclosure to merely state the material risks posed by the uncertainties addressed.

In response to the Staff’s comment, the Company has revised its disclosure on pages 21, 22, 23, 27, 28, 31, 34 and 36.

11.	We note that in order to take action on the Convertible Preferred Stock Amendment without tendering shares, holders must deposit their shares of convertible preferred stock with the exchange agent until the settlement date, or until other specified events occur. Please revise the risk factors section to discuss the risks associated with holders complying with this requirement.

In response to the Staff’s comment, the Company has revised its disclosure on page 38.

Securities and Exchange Commission	-4-	September 29, 2009
Selected consolidated financial data, page 41
12.	Please revise this section to include the information required by Item 301 of Regulation S-K on a pro forma basis, giving effect to the transaction, or tell us why you are not required to do so. Refer to Item 3(e) of Form S-4.

In response to the Staff’s comment, the Company has revised its disclosure on pages 46 through 49.
Executive compensation, page 226
General
13.	Please revise to include a Grants of Plan-Based Awards table. Refer to Item 402(d) of Regulation S-K. Please confirm that where compensation information is required in future filings, such filings will be revised accordingly.

In response to the Staff’s comment, the Company has revised its disclosure on page 239. The Company confirms that where compensation information is required in future filings, such filings will be revised accordingly.
Short-term incentive compensation—annual cash bonuses, page 229
14.	Please revise to disclose the performance targets utilized in determining cash incentive compensation for your named executive officers for the 2008 fiscal year or tell us why you are not required to do so. We note that you do not disclose the rankings of the business units supervised by the individual named executive officers or how such rankings impacted annual cash bonus amounts because you believe that disclosure of those performance targets would result in competitive harm. Please provide a more detailed supplemental analysis supporting your conclusion that such targets can be excluded under Instruction 4 to Item 402(b) of Regulation S-K. Also, please note that if you rely on Instruction 4 to omit performance targets, you are required by the instruction to discuss how difficult it will be for the executive(s) or how likely it will be for the company to achieve the undisclosed target level or other factors or criteria. Refer to Regulation S-K Compliance & Disclosure Interpretation 118.04. Please confirm that where compensation information is required in future filings, such filings will be revised accordingly.

In response to the Staff’s comment, the Company has revised its disclosure on pages 233 and 234. The Company confirms that where compensation information is required in future filings, such filings will be revised accordingly.

15.	Please revise to disclose what elements of company and individual performance were achieved that led to the payment of specific forms of compensation. For example, describe how resolving legacy issues such as becoming current on financial reporting and reducing operating expenses factored into the committee’s decision to grant bonus payments under the incentive compensation program. Refer to Item 402(b)(2)(vi) and (vii) of Regulation S-K. Please confirm that where compensation information is required in future filings, such filings will be revised accordingly.

In response to the Staff’s comment, the Company has revised its disclosure on pages 233 through 234. The Company confirms that where compensation information is required in future filings, such filings will be revised accordingly.

Securities and Exchange Commission	-5-	September 29, 2009
Summary compensation table, page 234
16.	Footnote l to the summary compensation table indicates that the amounts disclosed in the “Bonus” column include performance-based payments. Please revise to disclose in the “Bonus” column only those amounts not earned by meeting performance measures in the non equity incentive plan. Refer to Regulation S-K Compliance & Disclosure Interpretation 119.02. Please confirm that where compensation information is required in future filings, such filings will be revised accordingly.

In response to the Staff’s comment, the Company has revised its disclosure on page 238. The Company confirms that where compensation information is required in future filings, such filings will be revised accordingly.
The exchange offer
Proration, page 244
17.	Please tell us, with a view towards revised disclosure, the particular manner in which the company will prorate tendered shares of convertible preferred stock.

In the event that prorationing of the convertible preferred stock is required, the Company will determine the final prorationing factor as soon as practicable after the expiration date and will announce the results of prorationing by press release. In applying the prorationing factor, the Company will multiply the amount of each tender by the prorationing factor and round the resulting amount down to the nearest denomination for the shares of convertible preferred stock. Tendering holders may also obtain this information from the Information Agent or the Dealer Manager after the Company has made such determination. In the event that any of the shares of convertible preferred stock are not accepted for exchange due to prorationing, the Company will promptly return the shares of convertible preferred stock to such holders. The Company has revised the disclosure on page 248 and 249 to include this information.
Conditions of the Exchange Offer, page 245
18.	Please note that a tender offer maybe subject only to conditions that are not within the direct or indirect control of the bidder and that are drafted with sufficient specificity to permit objective verification that the conditions have been satisfied. Please revise the reference to “threatened” actions since it is unclear how these actions could be objectively determined.

In response to the Staff’s comment, the Company has revised its disclosure on pages 249 and 250.
Convertible preferred stock consent, page 248
19.	Please state the record date, if any, with respect to this solicitation. If the right to vote or give consent is not to be determined, in whole or in part, by reference to a record date, indicate the criteria for the determination of security holders entitled to vote or give consent. Please also revise the consent solicitation statement accordingly.

The Company respectfully advises the Staff that there is no record date with respect to the consent solicitation. As disclosed in the Amendment, holders of shares of convertible preferred stock who tender their shares in the exchange offer must deliver a consent to the amendment to the certificate of designation of the convertible preferred stock. Holders of shares

Securities and Exchange Commission	-6-	September 29, 2009
of convertible preferred stock who do not wish to tender their shares of convertible preferred stock in the exchange offer but wish to deliver a consent to the amendment to the certificate of designation of the convertible preferred stock must deliver a consent with respect to the shares they hold and deposit the corresponding number of shares with the exchange agent until the settlement date, termination date or withdrawal date. All shares of convertible preferred stock deposited with the exchange agent for the purpose of consenting to the amendment to the certificate of designation will be returned, without expense, to the holder promptly following the settlement date, or as promptly as practicable following a termination date or withdrawal date.
Expiration Date: Extensions; Termination: Amendment, page 251
20.	We note that you intend to announce extensions no later than 11:59 pm, New York City time, on the next business day after the previously scheduled expiration date. Please revise to comply with Rule 14e-1(d) which requires the notice of extension to be issued no later than 9:00 am, Eastern Time, on the next business day after the scheduled expiration date.

In response to the Staff’s comment, the Company has revised its disclosure on pages 255 and A-6.
Market price, dividend, and distribution information
Common stock, page 256
21.	Please disclose the approximate number of holders of common stock as of the latest practicable date. Refer to Item 201(b) of Regulation S-K.

In response to the Staff’s comment, the Company has revised its disclosure on page 261 to include this information.
Convertible Preferred Stock, page 257
22.	You provide high and low sales prices for the convertible preferred stock, as reported on Bloomberg. If the sales prices as disclosed represent limited or sporadic transactions, please so state. See, e.g., Item 201(a)(1) of Regulation S-K.

In response to the Staff’s comment, the Company has revised its disclosure on page 262.
Comparison of rights between the convertible preferred stock and our common stock
Description of capital stock, page 262
23.	We note that you qualify information disclosed on pages 262 through 277 by reference to information outside of the prospectus, some of which has not been filed as an exhibit to the registration statement. Please refer to Rule 411(a) of Regulation C under the Securities Act and revise accordingly.

The Company respectfully advises the Staff that the information set forth under the caption “Description of capital stock” is qualified by reference to the Company’s Bylaws (Exhibit 3.2 to the Registration Statement) and Certificate of Incorporation (Exhibit 3.1 to the Registration

Securities and Exchange Commission	-7-	September 29, 2009
Statement), which includes the certificates of designation for each series of the Company’s preferred stock, including the convertible preferred stock, and the terms of the Company’s common stock. In response to the Staff’s comment, the Company has revised the description of Exhibit 3.1 on page II-2 to clarify that the Company’s Certificate of Incorporation includes the certificates of designation of each series of the Company’s preferred stock.
Annex A
Questions and answers . . . page A-4
What is the deadline for delivering my consent?, page A-5
24.	Please revise to disclose the actual date that currently constitutes the consent deadline rather than referring the investor to the disclosure in the body of the prospectus.

In response to the Staff’s comment, the Company has revised its disclosure on page A-5.
Exhibits
General
25.	Please file the dealer manager agreement as an exhibit to your registration statement.

In response to the Staff’s comment, the Company will file as an exhibit to a subsequent pre-effective amendment to the Registration Statement a form of the Dealer Manager Agreement.

26.	It appears that certain agreements required to be filed by Item 601(b)(10)(iii)(A) of Regulation S-K have not been filed. For example, we note that the short-term incentive compensation plan has not been filed. Please advise the staff how you determined that this plan is not required to be filed as a material contract, or file the plan and any others that are required to be filed by Item 601(b)(10)(iii)(A) of Regulation S-K.

In response to the Staff’s comment, the Company has filed as an exhibit to the Registration Statement a summary of the Doral Financial Corporation 2007 Key Employee Incentive Plan, which plan is not set forth in a written agreement and was not extended beyond 2007. In addition, the Company respectfully advises the Staff that the target percentages of the short-term compensation arrangements of the named executive officers are set forth in the employment agreements for such officers that have been filed as exhibits to the Registration Statement.

Securities and Exchange Commission	-8-	September 29, 2009
     Please do not hesitate to call Rhett Brandon (212-455-3615) or Arjun Koshal (212-455-3379) with any questions or further comments you may have regarding this filing or if you wish to discuss the above responses.
Very truly yours,
/s/ SIMPSON THACHER & BARTLETT llp
SIMPSON THACHER & BARTLETT llp

cc:	Securities and Exchange Commission Justin T. Dobbie, Esq. Doral Financial Corporation Enrique R. Ubarri, Esq. Robert E. Wahlman Christopher C. Poulton